NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Term Of Lease	2 years
Capital Leases Net Investment In Direct Financing and Sales Type Leases Effective Interest Rate	18.11%	16.98%